Deed of cross guarantee	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deed of cross guarantee
Deed of cross guarantee

23.  Deed of cross guarantee

The Company has entered into a Deed of Cross-Guarantee (the “Deed”) with Glencore Investment on December 4, 2018. Pursuant to the Deed, in the event of any member of the Closed Group, being the holding entity Glencore Investment and its wholly-owned entities, being wound up, each party to the Deed guarantees to each creditor of the member being wound up, payment in full of that member’s debt. As at March 31, 2023 and December 31, 2022 no amounts were recognized in respect of the Deed.

24.	Deed of cross guarantee

The entities that collectively are the Company have entered into a Deed of Cross-Guarantee (the “Deed”) with Glencore Investment on December 4, 2018. Pursuant to the Deed, in the event of any member of the Closed Group, being the holding entity Glencore Investment and its wholly-owned entities, being wound up, each party to the Deed guarantees to each creditor of the member being wound up, payment in full of that member’s debt. As at December 31, 2022 and 2021 no amounts were recognized in respect of the Deed.

24.	Deed of cross guarantee

The entities that collectively are the Company have entered into a Deed of Cross-Guarantee (the “Deed”) with Glencore Investment Pty Limited (“Glencore Investment”) on December 4, 2018. Pursuant to the Deed, in the event of any member of the Closed Group, being the holding entity Glencore Investment and its wholly-owned entities, being wound up, each party to the Deed guarantees to each creditor of the member being wound up, payment in full of that member’s debt. As at December 31, 2021 and 2020 no amounts were recognized in respect of the Deed.